Fees Summary	Jan. 13, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus relates to the Registration Statement on Form S-4 (No. 333-292291) filed by Shore Bancshares, Inc. on December 19, 2025 and declared effective on January 14, 2026.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Amount | shares	60,000,000
Final Prospectus	true